UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2008
                                                  -------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Trafelet & Company UK, LLP
Address:    16 New Burlington Place, 2nd Floor
            London, W1s 2HX England

Form 13F File Number:    28-11645
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

By:       Trafelet Services UK Limited, Managing Member
Name:     Remy Trafelet
Title:    Director
Phone:    (212) 201-7800

Signature, Place, and Date of Signing:

   /s/  Remy Trafelet                 New York, NY        February 13, 2009
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          [Signature]               [City, State]              [Date]



Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $27,101 (thousands)

List of Other Managers reporting for this Manager:

No.     Name                                   Form 13F File Number
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1.      Trafelet & Company Advisors, LLC        28-10829
2.      Trafelet & Company, LLC                 28-10380
3.      Remy W. Trafelet                        28-13170

                                               FORM 13F INFORMATION TABLE
                                           4TH QUARTER ENDING DECEMBER 31, 2008

COLUMN 1                     COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
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                                                                                                               VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   VALUE     SHRS OR     SH/  PUT/ INVESTMENT    OTHER       SOLE   SHARED   NONE
                                                     (X$1000)   PRN AMT     PRN CALL  DIRECTION   MANAGERS
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AES CORP                     COM            00130H105  3,576    434,000      SH       SHARED-DEFINED  1, 2, 3   434,000
APPLE INC                    COM            37833100   2,945     34,500      SH       SHARED-DEFINED  1, 2, 3    34,500
ICICI BK LTD                 ADR            45104G104 15,593    810,000      SH       SHARED-DEFINED  1, 2, 3   810,000
INFOSYS TECHNOLOGIES LTD     SPONSORED ADR  456788108  4,988    203,000      SH       SHARED-DEFINED  1, 2, 3   203,000


